Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 22, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual)
Percentage of accounts receivable				45.00%	37.00%
Total advertising expenses				$ 6,994,700	$ 4,591,900
Accounts receivable amount				479,148	958,695
Credit card holdback receivables		$ 125,684		$ 140,789	172,169
Revenue recognition description for company offers				The Company offers virtual gifts and micro-transactions to its users. Users may purchase credits in $5, $10 or $20 increments that can be redeemed for a host of virtual gifts such as a rose, a beer, a car, among other items. These gifts are given among users to enhance communication and are typically redeemed within the month of purchase. Micro-transactions allow users to increase the visibility of their profile and messages by paying for such services. Virtual gift and micro-transaction revenue are recognized at the point of sale and included in subscription revenue in the accompanying consolidated statements of operations.
Description of income tax				(1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.
US statutory corporate income tax rate				21.00%
Deferred tax assets and liabilities				$ 3,116,794
Deferred revenue		2,406,058		2,553,826
Subscription revenue		5,426,623	$ 6,223,685	$ 22,898,530	$ 18,647,855
Contracts revenue		$ 1,894,900
Purchase credits, description		Users may purchase credits in $5, $10 or $20 increments that can be redeemed for a host of virtual gifts such as a rose, a beer, a car, among other items.
Virtual gift and micro-transaction revenue		$ 2,010,500
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
US statutory corporate income tax rate	21.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
US statutory corporate income tax rate	34.00%
Subscription Revenue [Member]
Summary of Significant Accounting Policies (Textual)
Subscription revenue		$ 1,069,700